Operating Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Summary of Information by Segment with Prior Period Segment Information
Segment revenue and results
The following tables present information by segment, with prior period segment information retrospectively recast to conform to current period presentation:
For the year ended December
 31, 2021

	Capital market solutions US$	Strategic investment US$	Total US$
Segment revenue (Note 5) Revenue
—from contract with customers	87,535	—	87,535
—others	—	92,280	92,280

	87,535	92,280	179,815

Segment results	85,708	92,280	177,988

Unallocated other income			16,149
Unallocated finance costs			(1,650)
Corporate and other unallocated expenses			(21,248)

Profit before tax			171,239

Other segment information
Depreciation			6

For the year ended December
 31, 2022

	Capital market solutions	Digital solutions and other services	Media and entertainment	Strategic investment	Total
	US$	US$	US$	US$	US$
Segment revenue (Note 5)
Revenue
—from contract with customers	74,305	23,440	7,620	—	105,365
—others	—	—	—	69,806	69,806

	74,305	23,440	7,620	69,806	175,171

Segment results	72,140	21,299	2,725	69,806	165,970

Unallocated other income					18,063
Unallocated other gain					19,598
Unallocated finance costs					(859)
Unallocated net changes in fair value on derivative financial liability					1,704
Corporate and other unallocated expenses					(30,605)

Profit before tax					173,871

Other segment information
Depreciation and amortization					738

For the year ended December
 31, 2023

	Capital market solutions	Digital solutions and other services	Media and entertainment	Hotel operations, hospitality and VIP services	Strategic investment	Total
	US$	US$	US$	US$	US$	US$
Segment revenue (Note 5)
Revenue
—from contract with customers	—	13,469	14,474	10,301	—	38,244
—others	—	—	—	—	92,670	92,670

	—	13,469	14,474	10,301	92,670	130,914

Segment results	(1,276)	9,126	3,239	2,106	92,670	105,865

Unallocated other income						22,942
Unallocated other gain						68,797
Unallocated finance costs						(8,199)
Corporate and other unallocated expenses						(31,708)

Profit before tax						157,697

Other segment information
Depreciation and amortization						2,623

Summary of Segment Assets and Liabilities

Segment assets and liabilities

	As of December 31,
	2021	2022	2023
	US$	US$	US$
Segment assets
Capital market solutions	30,467	10,429	—
Digital solut ions and other services	—	23,691	1,480
Media and entertainment	—	93,754	126,028
Hotel operations, hospitality and VIP services	—	—	85,495
Strategic investment	481,757	380,407	79,607

Total segment assets	512,224	508,281	292,610
Unallocated corporate assets	345,469	552,442	1,193,980

Total assets	857,693	1,060,723	1,486,590

Segment liabilities
Digital solutions and other services	19,965	2,324	15,621
Media and entertainment	—	23,270	27,361
Hotel operations, hospitality and VIP services	—	—	106,742

Total segment liabilities	19,965	25,594	149,724
Unallocated corporate liabilities	95,213	32,715	43,292

Total liabilities	115,178	58,309	193,016

Summary of Revenue from Contract with Customers by Geographical Areas Based
The following table sets forth the Group’s revenue from contract with customers by geographical areas based on the location of the customers:
For the year ended December 31, 2021

Total
US$
China (including Hong Kong)	87,050
Others	485

87,535

For the year ended December 31, 2022

	Capital markets solutions	Digital solutions and other services	Media and entertainment	Total
	US$	US$	US$	US$
China (including Hong Kong)	74,305	23,253	—	97,558
Europe	—	—	2,461	2,461
America	—	—	4,090	4,090
Others	—	187	1,069	1,256

	74,305	23,440	7,620	105,365

For the year ended December 31, 2023

	Capital markets solutions	Digital solutions and other services	Media and entertainment	Hotel operations, hospitality and VIP services	Total
	US$	US$	US$	US$	US$
China (including Hong Kong)	—	13,469	—	5,132	18,601
Europe	—	—	6,582	—	6,582
America	—	—	5,250	5,169	10,419
Others	—	—	2,642	—	2,642

	—	13,469	14,474	10,301	38,244